UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II

BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 04/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
APRIL 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Dear Shareholder,
The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S.
stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(9.65)% 0.21%
U.S. small cap equities
(Russell 2000
®
Index)
(18.38) (16.87)
International equities (MSCI
Europe, Australasia, Far
East Index)
(11.80) (8.15)
Emerging market equities
(MSCI Emerging Markets
Index)
(14.15) (18.33)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.07 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.29) (8.86)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.47) (8.51)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(7.90) (7.88)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(7.40) (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2022
2022
BlackRock Annual Report To Shareholders

BlackRock U.S. Mortgage Portfolio
Investment Objective
BlackRock U.S. Mortgage Portfolio’s (the “Fund”) investment objective is to seek high total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2022, the Fund outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index.
What factors influenced performance?
The largest contributor to the Fund’s performance relative to the benchmark during the period was the off-benchmark allocation to non-agency residential mortgage-backed securities (“MBS”) which were supported by strong home price appreciation. Specifically, holdings in legacy (pre-2008 financial crisis) single-family rental and financing deals added to performance. Holdings of commercial mortgage-backed securities (“CMBS”) also contributed positively. Within agency MBS, allocations favoring to-be-announced
(“TBA”) securities relative to existing pools proved additive.
The Fund’s holdings of agency collateralized mortgage obligations detracted from relative performance. Positioning along the yield curve and with respect to duration and corresponding interest rate sensitivity also detracted, primarily in the second quarter of 2021 and the first quarter of 2022.
Describe recent portfolio activity.
The Fund continued to hold core out-of-benchmark positions across securitized assets, namely non-agency MBS and CMBS, while moving down the capital stack. Within non-agency MBS, the Fund added both legacy issues and credit risk transfer securitizations. Within CMBS, the Fund added select single-asset, single-borrower deals in sectors such as industrial complexes and some pockets of hotel and hospitality positioned to benefit from the post-COVID 19 reopening environment. Within agency MBS, the Fund found value to be most compelling in higher coupon specified pools hedged versus low-coupon TBAs as well as low loan balance specified pools in deeply discount-
priced coupons.
The Fund held an elevated cash position with the goal of maintaining liquidity and preserving capital. The Fund’s cash position did not have a material impact on the Fund’s return for the period.
Describe portfolio positioning at period end.
The Fund maintained out-of-benchmark exposure to non-agency MBS despite an awareness on the part of the investment adviser of the impact of higher mortgage rates and reduced home affordability on the sector. Within CMBS, the Fund favored single-asset, single-borrower deal structures relative to conduit paper. The Fund remained constructive on agency MBS overall on the view that the sector is poised to benefit from a reprieve in the historically elevated level of interest rate volatility observed over the first quarter of 2022. The Fund closed the period with a modestly underweight duration stance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock U.S. Mortgage Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments for financial reporting purpose in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio
(the "Predecessor Fund"), a series of Managed Account Series, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Mortgage-Backed Securities Index (formerly Bloomberg Barclays U.S. Mortgage-Backed Securities Index), an unmanaged index that includes the mortgage-backed pass-
through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.17% 3.00% (7.33)% N/A 1.49% N/A 2.38% N/A
Investor A ........................... 2.80 2.54 (7.49) (11.19)% 1.25 0.43% 2.12 1.71%
Investor C ........................... 2.17 1.88 (8.18) (9.08) 0.48 0.48 1.51 1.51
Bloomberg U.S. Mortgage-Backed Securities
Index ........................... — — (8.76) N/A 0.51 N/A 1.27 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report To Shareholders

BlackRock U.S. Mortgage Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 909.80 $ 2.18 $ 1,000.00 $ 1,022.51 $ 2.31 0.46%
Investor A ................................ 1,000.00 909.40 3.36 1,000.00 1,021.27 3.56 0.71
Investor C ................................ 1,000.00 905.20 6.90 1,000.00 1,017.55 7.30 1.46
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 50%
Non-Agency Mortgage-Backed Securities .................. 34
Asset-Backed Securities .............................. 16
Corporate Bonds ................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 60%
AA/Aa ......................................... 1
A ............................................ 1
BBB/Baa ....................................... 2
BB/Ba ......................................... 3
B ............................................ 2
CCC/ Caa ....................................... 2
CC/Ca ........................................ 3
C ............................................ 2
D ............................................ —
(b)
NR ........................................... 24
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report To Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,264 $ 1,234,073
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 2 1,919
Series 2019-B, Class A, 3.75%, 01/25/59
(c)
1,224 1,226,434
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
1,748 1,704,485
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 221,108
Series 2020-A, Class C, 0.00%, 12/25/59
(d)
558 349,870
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
144 141,943
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 144,697
Series 2020-C, Class C, 0.00%, 09/27/60 471 406,849
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
420 403,645
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 202,107
Series 2020-D, Class C, 0.00%, 06/25/60 496 423,554
Series 2021-E, Class B3, 4.04%, 12/25/60
(c)
382 253,373
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
6,163 252,258
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
1,759 1,652,076
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
216 197,623
Series 2021-F, Class C, 0.00%, 06/25/61 . 403 348,399
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
2,097 1,968,302
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 233,855
Series 2021-G, Class C, 0.00%, 06/25/61 465 422,161
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.75%, 05/28/39
(b)(c)(d)
.. 2,184 1,763,934
BDS Ltd., Series 2021-FL9, Class A, (LIBOR
USD 1 Month + 1.07%), 1.62%, 11/16/38
(b)(c)
680 662,269
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 0.93%, 10/25/36 .. 1,200 1,066,578
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.81%, 03/25/37 .. 596 566,237
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.50%), 1.77%, 02/15/37
(b)(c)
2,730 2,710,898
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 1.17%, 02/25/37
(c)
.......... 1,703 1,457,645
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(c)
............... 900 872,866
Countrywide Asset-Backed Certificates
(c)
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 2.39%, 05/25/32 ... 1,510 1,459,098
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 0.90%, 05/25/47 ... 2,041 1,747,075
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 0.85%, 11/25/47 ... 791 769,551
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 1.01%, 07/25/37
(b)(c)
1,683 1,264,083
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 0.97%, 03/25/37
(c)
.......... 1,529 1,525,253
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 1.57%, 11/25/34
(c)
..... 8 7,651
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.71%, 08/15/30
(b)(c)
......... 1,000 997,641
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
1.03%, 03/25/36
(c)
................ 106 42,175
Home Partners of America Trust, Series 2021-
3, Class F, 4.24%, 01/17/41
(b)
......... 1,967 1,727,901
KREF Ltd., Series 2022-FL3, Class A,
(TSFR1M + 1.45%), 1.97%, 02/17/39
(b)(c)
. 2,950 2,920,326
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)
..... USD 1,540 $ 1,475,929
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
.......... 19 18,229
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 1.27%, 02/25/36 ... 683 618,627
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.99%, 08/25/36 ... 1,704 811,408
Series 2006-10, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.78%, 11/25/36 .... 9 3,250
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 0.97%, 07/25/36
(c)
.... 433 210,041
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 48 45,013
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.. 2,739 2,513,121
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,143 1,028,144
Progress Residential Trust
(b)
Series 2019-SFR2, Class G, 5.09%,
05/17/36 .................... 2,470 2,375,495
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,924,944
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,475,707
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 1,500 1,326,843
Series 2021-SFR11, Class F, 4.42%,
01/17/39 .................... 2,000 1,737,982
Series 2022-SFR1, Class F, 4.88%,
02/17/41 .................... 2,500 2,252,353
RASC Trust, Series 2006-EMX9, Class 1A4,
(LIBOR USD 1 Month + 0.24%), 1.15%,
11/25/36
(c)
...................... 1,192 1,022,999
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 0.90%,
01/25/37
(b)(c)
.................... 1,268 892,935
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(b)
.......... 1,050 982,465
VMC Finance LLC, Series 2022-FL5, Class A,
(SOFR30A + 1.90%), 2.17%, 02/18/39
(b)(c)
700 699,369
Total Asset-Backed Securities — 21.9%
(Cost: $57,096,307) .............................. 55,764,766
Corporate Bonds
Insurance — 0.5%
Sitka Holdings LLC, (LIBOR USD 3 Month +
4.50%), 5.51%, 07/06/26
(b)(c)
......... 1,195 1,151,677
Total Corporate Bonds — 0.5%
(Cost: $1,183,050) .............................. 1,151,677
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 17.3%
Alternative Loan Trust
Series 2004-12CB, Class 1A1, 5.00%,
01/25/37 .................... 1 783
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 1.01%, 02/25/37
(c)
. 1,543 696,394
Series 2006-OC11, Class 2A2A, (LIBOR
USD 1 Month + 0.34%), 1.01%,
01/25/37
(c)
................... 1 2,993

2022
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 2.73%, 10/25/35
(c)
........ USD 98 $ 97,272
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
................... 1,803 1,728,609
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
................... 177 169,846
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(d)
................... 401 380,871
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
2.95%, 07/26/37
(b)(c)
............... 1,642 1,556,840
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
0.99%, 01/25/47
(c)
................ 701 651,751
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 1,943 978,581
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 32 30,798
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(b)(c)
........ 1,726 1,632,428
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 625 599,596
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(b)
..................... 745 761,416
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes
(b)(c)
Series 2020-DNA4, Class B1, (LIBOR USD
1 Month + 6.00%), 6.67%, 08/25/50 .. 1,000 1,052,524
Series 2020-DNA5, Class B1, (SOFR30A +
4.80%), 5.09%, 10/25/50 ......... 2,500 2,601,834
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 675 640,575
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 2,013,866
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,587,626
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.24%), 0.91%, 07/25/36
(c)
......... 682 658,146
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 1.90%), 2.57%,
09/25/47
(c)
..................... 1,141 1,391,375
MCM Trust
(d)
Series 2018-NPL2,  3.00%, 08/25/28 ... 708 707,697
Series 2021-VFN1,  3.00%, 08/28/28 ... 294 197,891
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.88%, 11/25/59
(b)(c)
2,500 2,022,703
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 1.22%,
01/25/37
(c)
..................... 1,171 909,849
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 1.07%, 09/25/35
(b)(c)
......... 189 167,720
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 1.22%, 07/25/36 .. 2,591 377,980
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 0.92%, 07/25/36 .. 569 72,455
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 48.66%, 07/25/36 457 696,698
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b)(c)(d)
....... 1,538 1,340,550
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(c)
342 341,122
Series 2018-4, Class MA, 3.50%, 03/25/58 565 563,051
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 USD 3,320 $ 3,191,096
Series 2020-3, Class M1, 4.75%, 04/26/60 2,500 2,406,735
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(b)(c)
.... 2,764 2,663,416
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(b)
............. 1,096 1,093,443
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(b)(c)
........ 1,100 1,090,336
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Cost of
Funds for the 11th District of San Francisco
+ 1.25%), 1.47%, 06/25/47
(c)
......... 2,072 1,806,348
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-2, Class 2CB, 6.50%, 03/25/36 823 650,699
Series 2007-5, Class A3, 7.00%, 06/25/37 225 157,674
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR30A +
3.15%), 3.44%, 07/25/59 ......... 1,615 1,607,357
Series 2021-CL2, Class M2, (SOFR30A +
3.70%), 3.99%, 07/25/59 ......... 1,625 1,616,925
43,915,869
Commercial Mortgage-Backed Securities — 27.7%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 367,344
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.61%, 09/15/34
(b)(c)
......... 560 545,962
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.65%,
04/15/34
(b)(c)
.................... 276 268,555
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
..................... 750 533,604
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.08%), 1.63%, 07/17/26 ... 715 703,582
Series 2022-CRE6, Class A, (SOFR30A +
1.25%), 1.53%, 11/17/24 .......... 650 644,188
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.65%, 04/15/35 ... 280 270,250
Series 2018-ASHF, Class E, (LIBOR USD 1
Month + 3.10%), 3.65%, 04/15/35 ... 470 443,680
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.60%, 12/15/36
(b)(c)
............... 815 753,692
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 2.25%, 09/15/34
(b)(c)
... 160 153,183
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 730 633,538
Series 2021-BN38, Class A5, 2.52%,
12/15/64 .................... 1,700 1,507,911
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 1.12%, 10/25/36 ... 964 915,553
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 1.01%, 12/25/36 ... 759 723,079
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 4.05%, 08/15/36
(b)(c)
. 618 600,163

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-C7, Class A5, 2.04%, 04/15/53 USD 1,950 $ 1,692,793
Series 2020-C7, Class D, 3.72%, 04/15/53
(b)
(c)
......................... 500 400,154
Series 2021-C12, Class A5, 2.69%, 11/15/54 3,000 2,696,328
Benchmark Mortgage Trust
Series 2019-B15, Class A5, 2.93%, 12/15/72 2,500 2,331,273
Series 2020-B16, Class C, 3.65%,
02/15/53
(c)
................... 159 140,109
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
................... 46 34,222
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 4.25%, 10/15/35
(b)(c)
685 671,017
BHMS, Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 2.45%, 07/15/35
(b)(c)
269 260,234
BPR Trust
(b)(c)
Series 2021-TY, Class A, (LIBOR USD 1
Month + 1.05%), 1.60%, 09/15/38 ... 1,000 981,809
Series 2021-TY, Class E, (LIBOR USD 1
Month + 3.60%), 4.15%, 09/15/38 ... 750 741,362
BX Commercial Mortgage Trust
(b)(c)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 2.00%, 10/15/36 ... 1,190 1,178,062
Series 2020-VKNG, Class F, (LIBOR USD 1
Month + 2.75%), 3.30%, 10/15/37 ... 778 752,040
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 3.37%, 12/15/38 ... 585 563,031
Series 2021-MC, Class F, (LIBOR USD 1
Month + 2.35%), 2.90%, 04/15/34 ... 275 263,371
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 4.30%, 06/15/38 ... 120 114,233
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 3.36%, 05/15/38 ... 275 263,292
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 1.24%, 10/15/38 ... 2,521 2,456,835
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 3.78%, 02/15/39 ......... 1,446 1,409,976
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,311,162
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
................... 123 105,054
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.70%, 10/15/36
(c)
.. 300 287,664
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.59%, 09/15/34
(c)
.. 750 715,141
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 3.35%, 06/15/38
(c)
.. 250 238,881
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 3.45%, 06/15/23
(c)
.. 275 268,234
Series 2022-IND, Class E, (TSFR1M +
3.99%), 4.34%, 04/15/37
(c)
........ 650 648,572
Series 2022-VAMF, Class F, (TSFR1M +
3.30%), 3.81%, 01/15/39
(c)
........ 450 438,293
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(b)(c)
.................... 750 571,507
CFCRE Commercial Mortgage Trust, Series
2018-TAN, Class E, 6.66%, 02/15/33
(b)(c)
. 300 298,624
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 307,649
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.89%, 05/10/36
(b)(c)
. 100 102,278
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 345,845
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 574 563,443
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class C, 4.68%,
08/10/48
(c)
................... USD 255 $ 245,185
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,542,790
Credit Suisse Mortgage Capital Certificates
(b)(c)
Series 2019-ICE4, Class E, (LIBOR USD 1
Month + 2.15%), 2.70%, 05/15/36 ... 280 274,547
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 6.71%, 10/15/37 ... 600 600,993
Series 2020-NET, Class E, 3.83%, 08/15/37 750 702,379
Series 2021-980M, Class E, 3.65%,
07/15/31 .................... 730 631,397
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%,
11/15/51
(c)
................... 600 609,110
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
................... 511 455,157
Series 2019-C17, Class C, 3.93%, 09/15/52 392 352,706
Series 2020-C19, Class B, 3.48%,
03/15/53
(c)
................... 365 332,033
CSMC Trust, Series 2021-BHAR, Class E,
(LIBOR USD 1 Month + 3.50%), 4.06%,
11/15/38
(b)(c)
.................... 300 300,000
DBGS Mortgage Trust
(b)(c)
Series 2018-BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 2.49%, 05/15/35 ... 210 204,254
Series 2018-BIOD, Class G, (LIBOR USD 1
Month + 2.50%), 2.99%, 05/15/35 ... 275 265,913
ELP Commercial Mortgage Trust, Series
2021-ELP, Class J, (LIBOR USD 1 Month +
3.61%), 4.17%, 11/15/38
(b)(c)
......... 750 713,877
Extended Stay America Trust, Series 2021-
ESH, Class F, (LIBOR USD 1 Month +
3.70%), 4.25%, 07/15/38
(b)(c)
......... 527 516,214
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 344,292
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 3.99%, 11/15/36 ... 440 427,208
Series 2021-IP, Class E, (LIBOR USD 1
Month + 3.55%), 4.10%, 10/15/36 ... 300 289,029
Series 2021-STAR, Class B, (LIBOR USD 1
Month + 1.40%), 1.95%, 12/15/36 ... 870 856,769
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 34 30,396
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.70%,
05/15/38
(b)(c)
.................... 250 246,875
Hilton USA Trust, Series 2016-HHV, Class C,
4.33%, 11/05/38
(b)(c)
............... 519 500,313
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.90%, 10/15/36 ... 590 576,890
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.95%, 10/15/36 ... 410 400,631
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(b)(c)
.... 208 187,015
IMT Trust, Series 2017-APTS, Class BFX,
3.61%, 06/15/34
(b)(c)
............... 1,250 1,224,601
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.95%,
09/06/38
(c)
................... 640 606,616
Series 2018-AON, Class A, 4.13%, 07/05/31 610 611,031
Series 2022-ACB, Class D, (SOFR30A +
2.90%), 3.17%, 03/15/39
(c)
........ 600 595,851

2022
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-OPO, Class D, 3.56%,
01/05/39
(c)
................... USD 750 $ 651,296
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.90%,
03/15/38
(b)(c)
.................... 262 251,954
Med Trust, Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%), 5.81%,
11/15/38
(b)(c)
.................... 750 729,896
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 4.73%, 12/15/34
(b)(c)
......... 450 449,855
MFT Trust
(b)(c)
Series 2020-ABC, Class C, 3.59%, 02/10/42 292 250,050
Series 2020-ABC, Class D, 3.59%, 02/10/42 170 136,866
MHC Commercial Mortgage Trust
(b)(c)
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 1.35%, 04/15/38 ... 166 162,776
Series 2021-MHC, Class F, (LIBOR USD 1
Month + 2.60%), 3.15%, 04/15/38 ... 266 256,678
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.50%, 07/15/38
(b)(c)
.. 280 272,104
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,091,926
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 585,563
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.50%, 11/15/34
(b)(c)
. 675 663,128
Series 2017-HR2, Class D, 2.73%, 12/15/50 555 429,834
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,831,387
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.45%, 07/15/35
(b)(c)
. 595 583,077
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
116 88,176
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 4.10%,
09/15/38
(b)(c)
.................... 220 214,187
MSCG Trust, Series 2018-SELF, Class F,
(LIBOR USD 1 Month + 3.05%), 3.60%,
10/15/37
(b)(c)
.................... 295 287,151
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 5.79%,
03/15/39
(b)(c)
.................... 415 410,693
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.50%, 06/15/35
(b)(c)
... 100 96,180
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 959,353
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (LIBOR USD 1 Month +
6.00%), 6.55%, 07/15/38
(b)(c)
......... 300 288,497
SMRT, Series 2022-MINI, Class E, (TSFR1M +
2.70%), 3.22%, 01/15/39
(b)(c)
......... 450 437,608
SREIT Trust
(b)(c)
Series 2021-MFP, Class F, (LIBOR USD 1
Month + 2.62%), 3.18%, 11/15/38 ... 750 729,460
Series 2021-PALM, Class G, (LIBOR USD 1
Month + 3.62%), 4.17%, 10/15/34 ... 750 720,119
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 4.22%,
07/15/23
(b)(c)
.................... 280 266,791
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.22%, 08/10/49
(b)
(c)
........................... 700 697,776
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(b)(c)
.................... 88 88,341
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 USD 1,645 $ 1,509,253
Series 2020-1, Class M4, 3.54%, 02/25/50 852 777,815
Series 2021-4, Class M5, 5.68%, 12/26/51 1,970 1,794,770
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%,
12/15/48
(c)
................... 650 632,311
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(c)
................... 625 634,043
Series 2016-NXS5, Class C, 5.15%,
01/15/59
(c)
................... 238 235,392
Series 2018-1745, Class A, 3.87%,
06/15/36
(b)(c)
.................. 1,990 1,904,821
Series 2019-C52, Class C, 3.56%,
08/15/52
(d)
................... 520 486,091
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 445,925
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 542 534,286
Series 2014-C22, Class C, 3.91%,
09/15/57
(c)
................... 63 60,391
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 865 862,645
70,369,309
Interest Only Collateralized Mortgage Obligations — 0.3%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
5.93%, 02/25/37 ................. 772 175,041
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
6.03%, 05/25/37 ................. 4,052 768,938
943,979
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(c)
BANK, Series 2017-BNK9, Class XA, 0.91%,
11/15/54 ....................... 4,148 141,401
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.74%, 04/15/53 3,015 260,638
Series 2020-C7, Class XB, 1.10%, 04/15/53 1,000 68,330
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, (LIBOR USD 1 Month + 0.00%),
0.65%, 03/15/53 ................. 15,395 500,645
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.. 3,975 226,569
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.73%,
11/15/51 .................... 1,132 33,760
Series 2019-C16, Class XA, 1.72%,
06/15/52 .................... 3,929 334,732
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 3,255 265,213
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.33%,
11/15/50 ....................... 3,723 176,636
2,007,924
Total Non-Agency Mortgage-Backed Securities — 46.1%
(Cost: $121,909,114) ............................. 117,237,081

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp.
Series 4161, Class BW, 2.50%, 02/15/43 . USD 200 $ 184,312
Series 4398, Class ZX, 4.00%, 09/15/54 . 337 338,116
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2020-HQA5, Class B1,
(SOFR30A + 4.00%), 4.29%, 11/25/50
(b)(c)
1,000 971,415
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 0.90%, 12/15/29
(c)
3 2,619
Federal National Mortgage Association
Series 2010-134, Class KZ, 4.50%, 12/25/40 112 103,732
Series 2010-141, Class LZ, 4.50%, 12/25/40 229 231,314
Series 2011-8, Class ZA, 4.00%, 02/25/41 387 384,307
Series 2011-131, Class LZ, 4.50%, 12/25/41 140 127,921
Series 2012-107, Class QZ,
3.50%, 10/25/42 ............... 419 408,520
Series 2018-21, Class CA, 3.50%, 04/25/45 154 152,388
Series 2022-25, Class KL, 4.00%, 05/25/52 400 400,813
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
6.45%, 05/25/48
(c)
................ 201 200,237
Government National Mortgage Association
Series 2016-123, Class LM,
3.00%, 09/20/46
(d)
.............. 200 196,099
Series 2019-5, Class P, 3.50%, 07/20/48 . 215 212,381
Series 2019-29, Class HY, 3.50%, 03/20/49 100 96,881
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(c)
............. 223 241,168
4,252,223
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series W5FX, Class
AFX, 3.34%, 04/25/28
(c)
............ 559 554,829
Federal Home Loan Mortgage Corp. Multifamily
WI Certificates, Series K146, Class A2,
2.92%, 07/25/32 ................. 190 180,451
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2020-K737, Class B,
3.42%, 01/25/53
(b)(c)
............... 333 318,156
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2019-M1, Class
A2, 3.67%, 09/25/28
(c)
............. 437 443,691
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 197 189,064
1,686,191
Interest Only Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 149 10,103
Series 4533, Class JI, 5.00%, 12/15/45 .. 162 30,871
Series 5159, Class KI, 3.00%, 11/25/51 .. 701 88,411
Series 5159, Class PI, 3.00%, 11/25/51
(d)
. 1,042 131,602
Series 5176, Class QI, 3.00%, 12/25/51 . 668 91,114
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 5.60%, 10/15/42 ... 784 91,759
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.43%, 07/25/49
(d)
.. 560 81,128
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.28%, 12/25/49 ... USD 509 $ 79,072
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 541 51,989
Series 2014-68, Class YI, 4.50%, 11/25/44 237 51,153
Series 2015-74, Class IA, 6.00%, 10/25/45 1,108 247,947
Series 2015-77, 6.00%, 10/25/45 ...... 1,312 293,298
Series 2017-68, Class IE, 4.50%, 09/25/47 745 133,613
Series 2021-23, Class CI, 3.50%, 07/25/46 743 121,526
Series 2021-41, 3.50%, 07/25/51 ...... 887 150,416
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.43%, 09/25/46
(d)
.. 1,206 154,259
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.43%, 05/25/39
(d)
.. 1,548 196,766
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 5.48%, 09/25/47 ... 741 114,147
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.43%, 03/25/49
(d)
.. 921 135,834
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.38%, 06/25/49
(d)
.. 3,496 514,945
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.43%, 07/25/49 ... 439 58,877
Government National Mortgage Association
Series 2017-139, Class IB,
4.50%, 09/20/47
(d)
.............. 596 97,850
Series 2017-144, Class DI, 4.50%, 09/20/47 409 80,844
Series 2021-104, Class IH, 3.00%, 06/20/51 1,137 172,497
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
5.61%, 07/20/47
(c)
................ 494 71,779
3,251,800
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110, Class X1, 1.81%, 04/25/30 . 5,333 565,885
Series K722, Class X1, 1.45%, 03/25/23 . 2,836 20,066
Government National Mortgage Association
Variable Rate Notes
Series 2016-45, 0.80%, 02/16/58 ...... 1,972 79,798
Series 2016-151, 0.89%, 06/16/58 ..... 10,545 468,541
Series 2017-64, 0.74%, 11/16/57 ...... 2,548 117,341
Series 2020-43, 1.27%, 11/16/61 ...... 2,200 169,993
1,421,624
Mortgage-Backed Securities — 62.6%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 760 745,829
3.00%, 09/01/27 - 12/01/46 .......... 1,061 1,025,614
3.50%, 12/01/41 - 01/01/48 .......... 1,352 1,338,442
4.00%, 08/01/40 - 12/01/45 .......... 420 425,360
4.50%, 07/01/26 - 09/01/48 .......... 577 600,169
5.00%, 05/01/35 - 02/01/42 .......... 726 771,897
5.50%, 02/01/35 - 06/01/41 .......... 410 436,085
6.00%, 08/01/28 - 11/01/39 .......... 21 23,019
Federal National Mortgage Association
3.50%, 11/01/46 ................. 405 398,087
4.00%, 01/01/41 ................. 32 32,353
6.00%, 07/01/39 ................. 322 342,958
Federal National Mortgage Association Variable
Rate Notes
(c)
3.09%, 09/01/27 ................. 182 179,402

2022
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.16%, 03/01/27 ................. USD 585 $ 579,604
Government National Mortgage Association
2.00%, 05/15/52
(e)
................ 7,404 6,715,949
2.50%, 05/15/52
(e)
................ 6,790 6,300,069
3.00%, 02/15/45 ................. 120 115,550
3.00%, 01/20/51
(f)
................ 725 694,834
3.00%, 05/15/52
(e)
................ 12,256 11,682,242
3.50%, 01/15/42 - 10/20/46 .......... 1,001 999,203
3.50%, 05/15/52
(e)
................ 12,000 11,738,437
4.00%, 04/20/39 - 01/15/48 .......... 1,425 1,456,271
4.00%, 06/20/50
(f)
................ 1,884 1,891,530
4.00%, 05/15/52
(e)
................ 558 558,807
4.50%, 09/20/39 - 04/20/47 .......... 1,842 1,936,237
5.00%, 12/15/34 - 07/20/44 .......... 605 644,460
5.00%, 10/20/39
(f)
................ 662 708,967
5.50%, 07/15/38 - 12/20/41 .......... 439 477,127
6.50%, 10/15/38 - 02/20/41 .......... 158 171,662
Uniform Mortgage-Backed Securities
1.50%, 05/25/37 - 05/25/52
(e)
......... 8,437 7,399,585
2.00%, 10/01/31 - 03/01/32 .......... 587 557,000
2.00%, 05/25/37 - 05/25/52
(e)
......... 33,915 30,222,245
2.50%, 04/01/30 - 03/01/32 .......... 1,211 1,187,844
2.50%, 05/25/37 - 05/25/52
(e)
......... 19,463 17,824,277
3.00%, 04/01/28 - 08/01/50 .......... 3,478 3,407,816
3.00%, 05/25/52
(e)
................ 23,906 22,540,751
3.50%, 11/01/27 - 04/01/48 .......... 2,091 2,067,241
3.50%, 05/25/52
(e)
................ 6,574 6,375,289
4.00%, 08/01/31 - 05/01/49 .......... 1,397 1,419,661
4.00%, 01/01/45
(f)
................ 896 906,080
4.00%, 05/25/52
(e)
................ 7,569 7,525,950
4.50%, 07/01/24 - 07/01/48 .......... 2,074 2,158,025
5.00%, 01/01/23 - 06/01/39 .......... 221 232,817
5.00%, 06/01/39
(f)
................ 1,009 1,068,205
5.50%, 06/01/24 - 03/01/40 .......... 603 642,759
6.00%, 12/01/32 - 09/01/40 .......... 416 455,073
6.50%, 09/01/36 - 05/01/40 .......... 112 122,654
159,103,436
Total U.S. Government Sponsored Agency Securities — 66.8%
(Cost: $174,125,826) ............................. 169,715,274
Total Long-Term Investments — 135.3%
(Cost: $354,314,297) ............................. 343,868,798
Short-Term Securities
Certificates of Deposit
Yankee — 7.0%
(g)
Bank of Nova Scotia, Houston,
0.20%, 09/23/22 ................. 8,900 8,854,454
MUFG Bank Ltd., New York, 0.21%, 09/20/22 9,000 8,952,131
17,806,585
Total Certificates of Deposit — 7.0%
(Cost: $17,900,000) .............................. 17,806,585
Security
Shares
Shares Value
Money Market Funds
Dreyfus Treasury Prime Cash Management
Institutional Shares, 0.37%
(h)
......... 2,854,894 $ 2,854,894
Total Money Market Funds — 1.1%
(Cost: $2,854,894) .............................. 2,854,894
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Bills
(i)
0.12%, 06/09/22 ................. USD 7,768 7,764,438
0.37%, 06/16/22 ................. 2,995 2,993,336
0.45%, 06/21/22 ................. 361 360,718
0.17%, 06/23/22 ................. 124 123,894
0.44%, 06/30/22 ................. 2,938 2,934,640
0.64%, 07/05/22 ................. 71 70,909
0.67%, 07/07/22 ................. 2,428 2,424,726
0.73%, 07/14/22 ................. 2,304 2,300,333
0.35%, 07/21/22 ................. 357 356,346
0.78%, 07/28/22 ................. 1,273 1,270,462
Total U.S. Treasury Obligations — 8.1%
(Cost: $20,604,932) .............................. 20,599,802
Total Short-Term Securities — 16.2%
(Cost: $41,359,826) .............................. 41,261,281
Total Investments Before Options Written and TBA Sale
Commitments — 151.5%
(Cost: $395,674,123 ) ............................. 385,130,079
Total Options Written — (0.4)%
(Premium Received — $(617,545)) ................... (1,039,536)
TBA Sale Commitments
Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities,
2.50%, 05/25/52
(e)
................ (1,481) (1,350,998)
Total TBA Sale Commitments — (0.5)%
(Proceeds: $(1,353,611)) .......................... (1,350,998)
Total Investments Net of Options Written and TBA Sale
Commitments — 150.6%
(Cost: $393,702,967 ) ............................. 382,739,545
Liabilities in Excess of Other Assets — (50.6)% ........... (128,614,835)
Net Assets — 100.0% .............................. $ 254,124,710
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2022
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)
Issuer is a U.S. branch of a foreign domiciled bank.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.

2022
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 44 06/21/22 $ 5,671 $ (471,516)
U.S. Treasury Long Bond .................................................... 124 06/21/22 17,422 (1,641,335)
U.S. Treasury Ultra Bond .................................................... 60 06/21/22 9,581 (1,459,689)
U.S. Treasury 2 Year Note .................................................... 196 06/30/22 41,305 (738,618)
(4,311,158)
Short Contracts
90-day Eurodollar ......................................................... 4 06/13/22 981 14,094
U.S. Treasury 10 Year Note ................................................... 216 06/21/22 25,714 181,582
U.S. Treasury 5 Year Note .................................................... 603 06/30/22 67,875 2,904,193
90-day Eurodollar ......................................................... 4 09/19/22 972 21,157
90-day Eurodollar ......................................................... 4 12/19/22 967 23,632
3,144,658
$ (1,166,500)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 % USD 8,500 $ (2,358)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 8,500 (1,757)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 5,400 (18,100)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 1,700 (22,706)
(44,921)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 07/19/22 3.02 USD 2,600 (30,097)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 8,500 (144,979)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 8,500 (187,807)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 5,400 (510,181)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 1,700 (121,551)
(994,615)
$ (1,039,536)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.68% Semi-Annual 3 month LIBOR Quarterly 06/24/22 USD 5,000 $ (29,712) $ — $ (29,712)
1.72% Semi-Annual 3 month LIBOR Quarterly 06/26/22 USD 1,300 (7,855) — (7,855)
1.84% Semi-Annual 3 month LIBOR Quarterly 07/18/22 USD 1,900 (12,510) — (12,510)
3 month LIBOR Quarterly 1.62% Semi-Annual 07/21/22 USD 6,200 32,897 — 32,897
3 month LIBOR Quarterly 1.63% Semi-Annual 07/21/22 USD 3,500 18,780 — 18,780
1.81% Semi-Annual 3 month LIBOR Quarterly 07/25/22 USD 1,400 (8,455) — (8,455)

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/26/22 USD 3,000 $ (17,510) $ — $ (17,510)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 22,329 — 22,329
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (12,921) — (12,921)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 809 — 809
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 133 1,079 — 1,079
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (953) — (953)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 7,770 234,833 — 234,833
3 month LIBOR Quarterly 0.95% Semi-Annual 05/03/24 USD 14,600 (602,943) — (602,943)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 159 13,891 — 13,891
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (13,877) — (13,877)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 1,032 — 1,032
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 186,276 — 186,276
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 47 7,625 — 7,625
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (7,683) — (7,683)
3 month LIBOR Quarterly 1.75% Semi-Annual 03/04/32 USD 1,000 (105,050) — (105,050)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 1,500 68,623 — 68,623
3 month LIBOR Quarterly 1.84% Semi-Annual 04/22/32 USD 5,300 (535,947) — (535,947)
$ (767,242) $ — $ (767,242)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 371,069 $ 301,869 $ 69,200
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 NR USD 275 $ (3,551) $ (5,030) $ 1,479
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 275 (3,551) (5,109) 1,558
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 3,100 (371,069) (330,397) (40,672)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,790 (214,262) (75,414) (138,848)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 935 (111,919) (236,949) 125,030
$ (704,352) $ (652,899) $ (51,453)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.29
3 month LIBOR ....................................... London Interbank Offered Rate 1.33

2022
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 588,174 $ (1,355,416) $ —
OTC Swaps ..................................................... 301,869 (652,899) 197,267 (179,520) —
Options Written ................................................... N/A N/A 253,154 (675,145) (1,039,536)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 3,144,658 $ — $ 3,144,658
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 588,174 — 588,174
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 499,136 — — — — 499,136
$ — $ 499,136 $ — $ — $ 3,732,832 $ — $ 4,231,968
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 4,311,158 — 4,311,158
Options written
(b)
Options written at value ..................... — — — — 1,039,536 — 1,039,536
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,355,416 — 1,355,416
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 832,419 — — — — 832,419
$ — $ 832,419 $ — $ — $ 6,706,110 $ — $ 7,538,529
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended April 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 1,613,267 $ — $ 1,613,267
Options purchased
(a)
.................... — — — — 246,991 — 246,991
Options written ........................ — — — — 882,771 — 882,771
Swaps .............................. — 85,024 — — (140,103) — (55,079)
$ — $ 85,024 $ — $ — $ 2,602,926 $ — $ 2,687,950
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (1,102,759) — (1,102,759)
Options purchased
(b)
.................... — — — — 36,632 — 36,632
Options written ........................ — — — — (491,970) — (491,970)
Swaps .............................. — (58,174) — — (614,197) — (672,371)
$ — $ (58,174) $ — $ — $ (2,172,294) $ — $ (2,230,468)

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 77,539,222
Average notional value of contracts — short ................................................................................. $ 64,565,714
Options
Average value of option contracts written ................................................................................... $ 30,822
Average notional value of swaption contracts purchased ......................................................................... $ 6,025,000
Average notional value of swaption contracts written ........................................................................... $ 43,850,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,100,000
Average notional value — sell protection ................................................................................... $ 6,375,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 25,473,973
Average notional value — receives fixed rate ................................................................................ $ 23,913,973
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 152,938 $ 160,425
Options
(a)
......................................................................................... — 1,039,536
Swaps — centrally cleared .............................................................................. — 25,410
Swaps — OTC
(b )
.................................................................................... 499,136 832,419
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 652,074 $ 2,057,790
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(152,938) (185,835)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 499,136 $ 1,871,955
(a)
Includes forward settling swaptions.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

2022
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
Goldman Sachs International ........................ $ 1,479 $ (1,479) $ — $ — $ —
JPMorgan Securities LLC ........................... 371,069 — — (371,069) —
Morgan Stanley & Co. International plc .................. 126,588 (126,588) — — —
$ 499,136 $ (128,067) $ — $ (371,069) $ —
Counterparty
Dervative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 333,821 $ — $ — $ — $ 333,821
Barclays Bank plc ................................ 147,337 — — (147,337) —
Deutsche Bank AG ............................... 929,447 — — (929,447) —
Goldman Sachs International ........................ 219,292 (1,479) — (217,813) —
Morgan Stanley & Co. International plc .................. 242,058 (126,588) — (100,000) 15,470
$ 1,871,955 $ (128,067) $ — $ (1,394,597) $ 349,291
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 53,632,733 $ 2,132,033 $ 55,764,766
Corporate Bonds ........................................ — 1,151,677 — 1,151,677
Non-Agency Mortgage-Backed Securities ........................ — 114,123,981 3,113,100 117,237,081
U.S. Government Sponsored Agency Securities .................... — 168,206,791 1,508,483 169,715,274
Short-Term Securities
Certificates of Deposit ..................................... — 17,806,585 — 17,806,585
Money Market Funds ...................................... 2,854,894 — — 2,854,894
U.S. Treasury Obligations ................................... — 20,599,802 — 20,599,802
Liabilities
Investments
TBA Sale Commitments .................................... — (1,350,998) — (1,350,998)
$ 2,854,894 $ 374,170,571 $ 6,753,616 $ 383,779,081
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 197,267 $ — $ 197,267
Interest rate contracts ....................................... 3,144,658 588,174 — 3,732,832
Liabilities
Credit contracts ........................................... — (179,520) — (179,520)
Interest rate contracts ....................................... (4,311,158) (2,394,952) — (6,706,110)
$ (1,166,500) $ (1,789,031) $ — $ (2,955,531)

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2022
See notes to financial statements.
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of April 30, 2021 .................................................................... $ 2,636,938 $ 8,239,498 $ 970,958 $ 11,847,394
Transfers into Level 3
(a)
............................................................................. 2,468,156 521,581 2,229,668 5,219,405
Transfers out of Level 3
(b)
............................................................................ (2,134,921) (6,681,386) (762,445) (9,578,752)
Accrued discounts/premiums .......................................................................... 18,611 (30,865) (512,12 4) (524,378)
Net realized gain (loss) ............................................................................. 57,170 (301) — 56,869
Net change in unrealized depreciation
(c)(d)
................................................................. (332,229) (16,609) (542,012) (890,850)
Purchases ...................................................................................... — 2,683,458 124,438 2,807,896
Sales ......................................................................................... (581,692) (1,602,276) — (2,183,968)
Closing balance, as of April 30, 2022 .....................................................................
$ 2,132,033 $ 3,113,100 $ 1,508,483 $ 6,753,616
Net change in unrealized depreciation on investments still held at April 30, 2022
(d)
.......................................
$ (332,229) $ (58,497) $ (542,012) $ (932,738)
(a)
As of April 30, 2021, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of April 30, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities

April 30, 2022
2022
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock U.S.
Mortgage Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 385,130,079
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,962,000
Futures contracts .................................................................................................... 635,000
Centrally cleared swaps ................................................................................................ 228,150
Receivables: –
Investments sold .................................................................................................... 618,767
TBA sale commitments ................................................................................................ 1,353,611
Capital shares sold ................................................................................................... 442,771
Interest — unaffiliated ................................................................................................. 641,689
From the Manager ................................................................................................... 16,292
Variation margin on futures contracts ....................................................................................... 152,938
Swap premiums paid ................................................................................................... 301,869
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 197,267
Prepaid expenses ..................................................................................................... 50,774
Total assets .........................................................................................................
391,731,207
LIABILITIES
Bank overdraft ........................................................................................................ 39,699
Cash received: –
Collateral — OTC derivatives ............................................................................................ 460,000
Options written, at value
(b)
................................................................................................ 1,039,536
TBA sale commitments, at value
(c)
.......................................................................................... 1,350,998
Payables: –
Investments purchased ................................................................................................ 132,154,177
Capital shares redeemed ............................................................................................... 1,141,044
Income dividend distributions ............................................................................................ 88,464
Investment advisory fees .............................................................................................. 61,315
Trustees' and Officer's fees ............................................................................................. 332
Service and distribution fees ............................................................................................. 7,225
Variation margin on futures contracts ....................................................................................... 160,425
Variation margin on centrally cleared swaps .................................................................................. 25,410
Other accrued expenses ............................................................................................... 245,453
Swap premiums received ................................................................................................ 652,899
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 179,520
Total liabilities ........................................................................................................
137,606,497
NET ASSETS ........................................................................................................
$ 254,124,710
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 279,175,196
Accumulated loss ..................................................................................................... (25,050,486)
NET ASSETS ........................................................................................................
$ 254,124,710
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 395,674,123
(b)
  Premiums received .................................................................................................. $ 617,545
(c)
  Proceeds from TBA sale commitments ...................................................................................... $ 1,353,611

Statement of Assets and Liabilities
(continued)
April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 227,622,189
Shares outstanding ..................................................................................................
24,023,490
Net asset value .....................................................................................................
$ 9.47
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 23,727,661
Shares outstanding ..................................................................................................
2,508,519
Net asset value .....................................................................................................
$ 9.46
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 2,774,860
Shares outstanding ..................................................................................................
293,291
Net asset value .....................................................................................................
$ 9.46
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations

Year Ended April 30, 2022
2022
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock U.S.
Mortgage Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 775
Interest — unaffiliated ................................................................................................ 7,418,286
Total investment income .................................................................................................
7,419,061
EXPENSES
Investment advisory .................................................................................................. 1,151,997
Transfer agent — class specific .......................................................................................... 182,692
Registration ....................................................................................................... 108,115
Service and distribution — class specific .................................................................................... 101,581
Professional ....................................................................................................... 74,571
Accounting services .................................................................................................. 70,953
Custodian ......................................................................................................... 13,290
Trustees and Officer .................................................................................................. 4,997
Miscellaneous ...................................................................................................... 101,858
Total expenses .......................................................................................................
1,810,054
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (162,426)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................................ (179,676)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,467,952
Net investment income ..................................................................................................
5,951,109
REALIZED AND UNREALIZED GAIN (LOSS) $ (26,794,160)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (10,497,718)
Futures contracts .................................................................................................. 1,613,267
Options written ................................................................................................... 882,771
Swaps ......................................................................................................... (55,079)
A
(8,056,759)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (16,470,301)
Futures contracts .................................................................................................. (1,102,759)
Options written ................................................................................................... (491,970)
Swaps ......................................................................................................... (672,371)
A
(18,737,401)
Net realized and unrealized loss ............................................................................................
(26,794,160)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (20,843,051)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Year Ended April 30,
2022 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,951,109 $ 6,986,853
Net realized gain (loss) .............................................................................. (8,056,759) 1,889,977
Net change in unrealized appreciation (depreciation) .......................................................... (18,737,401) 9,012,703
Net increase (decrease) in net assets resulting from operations ..................................................... (20,843,051) 17,889,533
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (5,964,892) (7,176,816)
Investor A ..................................................................................... (539,104) (685,128)
Investor C ..................................................................................... (48,313) (115,417)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,552,309) (7,977,361)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 10,125,407 11,874,367
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (17,269,953) 21,786,539
Beginning of year .................................................................................... 271,394,663 249,608,124
End of year ........................................................................................
$ 254,124,710 $ 271,394,663
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report To Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.56%, 0.45% and 0.45%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Year Ended April 30,
2022 2021 2020 2019 2018
Net asset value, beginning of year ....................
$ 10.46  $ 10.07  $ 10.04  $ 9.96  $ 10.31
Net investment income
(a)
...........................
0.22  0.27  0.28  0.32  0.29
Net realized and unrealized gain (loss) .................
(0.97) 0.43  0.08  0.14  (0.29)
Net increase (decrease) from investment operations .......... (0.75) 0.70  0.36  0.46  0.00
Distributions from net investment income
(b)
.............. (0.24) (0.31) (0.33) (0.38) (0.35)
Net asset value, end of year ......................... $ 9.47  $ 10.46  $ 10.07  $ 10.04  $ 9.96
Total Return
(c)
(7.33)% — — — —
Based on net asset value ............................ (7.33)% 7.07% 3.61% 4.73% 0.00%
Ratios to Average Net Assets
(d)
Total expenses ...................................
0.58%
(e)
0.58% 0.81% 1.62% 1.08%
Total expenses after fees waived and/or reimbursed ..........
0.47%
(e)
0.45% 0.68% 1.44% 0.91%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
0.47%
(e)
0.45% 0.45% 0.45% 0.45%
Net investment income .............................
2.10% 2.65% 2.73% 3.26% 2.82%
Supplemental Data
Net assets, end of year (000) .......................... $ 227,622  $ 242,171  $ 221,437  $ 211,534  $ 189,916
Portfolio turnover rate
(f)
............................. 937% 1,196% 1,334% 1,580% 1,521%
Year Ended April 30,
2022 2021 2020 2019 2018
Portfolio turnover rate (excluding MDRs) ...................
378% 654% 860% 841% 826%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.89%, 0.70% and 0.70%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Year Ended April 30,
2022 2021 2020 2019 2018
Net asset value, beginning of year ....................
$ 10.44  $ 10.05  $ 10.02  $ 9.94  $ 10.29
Net investment income
(a)
...........................
0.19  0.25  0.25  0.30  0.26
Net realized and unrealized gain (loss) .................
(0.96) 0.43  0.09  0.14  (0.28)
Net increase (decrease) from investment operations .......... (0.77) 0.68  0.34  0.44  (0.02)
Distributions from net investment income
(b)
.............. (0.21) (0.29) (0.31) (0.36) (0.33)
Net asset value, end of year ......................... $ 9.46  $ 10.44  $ 10.05  $ 10.02  $ 9.94
Total Return
(c)
(7.49)% — — — —
Based on net asset value ............................ (7.49)% 6.81% 3.35% 4.47% (0.25)%
Ratios to Average Net Assets
(d)
Total expenses ...................................
0.92%
(e)
0.90% 1.14% 1.94% 1.37%
Total expenses after fees waived and/or reimbursed ..........
0.72%
(e)
0.70% 0.93% 1.69% 1.16%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
0.72%
(e)
0.70% 0.70% 0.70% 0.70%
Net investment income .............................
1.86% 2.43% 2.50% 3.01% 2.56%
Supplemental Data
Net assets, end of year (000) .......................... $ 23,728  $ 25,047  $ 21,913  $ 26,577  $ 37,782
Portfolio turnover rate
(f)
............................. 937% 1,196% 1,334% 1,580% 1,521%
Year Ended April 30,
2022 2021 2020 2019 2018
Portfolio turnover rate (excluding MDRs) ...................
378% 654% 860% 841% 826%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report To Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.45% and 1.45%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Year Ended April 30,
2022 2021 2020 2019 2018
Net asset value, beginning of year ....................
$ 10.44  $ 10.05  $ 10.02  $ 9.94  $ 10.30
Net investment income
(a)
...........................
0.12  0.18  0.18  0.22  0.18
Net realized and unrealized gain (loss) .................
(0.96) 0.42  0.08  0.14  (0.29)
Net increase (decrease) from investment operations .......... (0.84) 0.60  0.26  0.36  (0.11)
Distributions from net investment income
(b)
.............. (0.14) (0.21) (0.23) (0.28) (0.25)
Net asset value, end of year ......................... $ 9.46  $ 10.44  $ 10.05  $ 10.02  $ 9.94
Total Return
(c)
(8.18)% — — — —
Based on net asset value ............................ (8.18)% 6.01% 2.58% 3.70% (1.09)%
Ratios to Average Net Assets
(d)
Total expenses ...................................
1.67%
(e)
1.66% 1.89% 2.69% 2.12%
Total expenses after fees waived and/or reimbursed ..........
1.47%
(e)
1.45% 1.68% 2.44% 1.91%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
1.47%
(e)
1.45% 1.45% 1.45% 1.45%
Net investment income .............................
1.12% 1.72% 1.75% 2.25% 1.80%
Supplemental Data
Net assets, end of year (000) .......................... $ 2,775  $ 4,177  $ 6,258  $ 7,786  $ 14,295
Portfolio turnover rate
(f)
............................. 937% 1,196% 1,334% 1,580% 1,521%
Year Ended April 30,
2022 2021 2020 2019 2018
Portfolio turnover rate (excluding MDRs) ...................
378% 654% 860% 841% 826%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock U.S. Mortgage Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a
CDSC
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report To Shareholders

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets . The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report To Shareholders

the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued .
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument

Notes to Financial Statements
(continued)

Notes to Financial Statements
subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report To Shareholders

Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended April 30, 2022, the Fund reimbursed the Manager $214 for certain accounting services, which is included in accounting services in the Statement of
Operations.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended April 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.
For the year ended April 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.40%
$1 billion - $3 billion ..................................................................................................... 0.38
$3 billion - $5 billion ..................................................................................................... 0.36
$5 billion - $10 billion .................................................................................................... 0.35
Greater than $10 billion ................................................................................................... 0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 65,248
Investor C ........................................................................................................ 36,333
$ 101,581
Institutional ....................................................................................................... $ 141,798
Investor A ........................................................................................................ 35,901
Investor C ........................................................................................................ 4,993
$ 182,692

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Other Fees: For the  year ended  April 30, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares for a total of $981 .
For the year ended April 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made p ursuant to the expense limitatio n described below will be reduced by the amount of the affiliated money market fund waiver. For the year ended April 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $162,426, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended April 30, 2022, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Institutional .................................................................................................... $ 822
Investor A ..................................................................................................... 752
Investor C ..................................................................................................... 225
$ 1,799
Investor A $ 578
Investor C 61
Institutional .......................................................................................................... 0.45%
Investor A ........................................................................................................... 0.70
Investor C ........................................................................................................... 1.45
Fund Name/Share Class
Transfer
Agent Fees
Waived and/or
Reimbursed -
Class Specific
BlackRock U.S. Mortgage Portfolio
Institutional ....................................................................................................... $ 139,081
Investor A ........................................................................................................ 35,632
Investor C ........................................................................................................ 4,963
$ 179,676

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report To Shareholders

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended April 30, 2022, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term investments, were $3,326,073,312 and $3,241,007,538, respectively.
For the year ended April 30, 2022, purchases and sales related to mortgage dollar rolls were $1,927,297,737 and $1,934,521,490, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of April 30, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums on fixed-income securities and the accounting for swap agreements.
As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
Fund Name
Year Ended
04/30/22
Year Ended
04/30/21
BlackRock U.S. Mortgage Portfolio
Ordinary income ........................................................................................... $ 6,552,309 $ 7,977,361
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock U.S. Mortgage Portfolio ................................................
$ 116,448 $ (12,472,031) $ (12,694,903) $ (25,050,486)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Mortgage Portfolio ..................................... $ 396,696,686 $ 7,544,637 $ (20,266,019) $ (12,721,382)

Notes to Financial Statements
(continued)

Notes to Financial Statements
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report To Shareholders

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/22
Year Ended
04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Mortgage Portfolio
Institutional
Shares sold .............................................
9,460,646 $ 98,677,744 12,719,332 $ 131,845,577
Shares issued in reinvestment of distributions ........................
459,611 4,738,155 530,702 5,498,753
Shares redeemed .........................................
(9,052,933) (93,426,929) (12,093,327) (125,388,407)
867,324 $ 9,988,970 1,156,707 $ 11,955,923
Investor A
Shares sold and automatic conversion of shares ......................
618,957 $ 6,447,353 1,114,454 $ 11,478,590
Shares issued in reinvestment of distributions ........................
50,246 517,238 63,258 653,966
Shares redeemed .........................................
(559,827) (5,723,271) (959,458) (9,899,456)
109,376 $ 1,241,320 218,254 $ 2,233,100
Investor C
Shares sold .............................................
33,728 $ 351,369 35,520 $ 368,339
Shares issued in reinvestment of distributions ........................
4,603 47,521 11,054 114,117
Shares redeemed and automatic conversion of shares ..................
(145,042) (1,503,773) (269,266) (2,797,112)
(106,711) $ (1,104,883) (222,692) $ (2,314,656)
869,989 $ 10,125,407 1,152,269 $ 11,874,367

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock U.S. Mortgage Portfolio and the Board of Trustees of Managed Account Series II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Mortgage Portfolio of Managed Account Series II (the “Fund”), including the schedule of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 28, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2022
BlackRock Annual Report To Shareholders

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April
30, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2022:
Fund Name Federal Obligation Interest
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 30,387
Fund Name Interest Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 9,771,177
Fund Name
Interest-Related
Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 8,253,739

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Managed Account Series II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock U.S. Mortgage Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size (“RATS”). The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2022
BlackRock Annual Report To Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 99 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
71 RICs consisting of 101 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
69 RICs consisting of 99 Portfolios Unum (insurance); The
Hanover Insurance
Group (Board Chair)
(insurance); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products); Envestnet
(investment platform) from
2013 until 2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Professor of Practice, Johns Hopkins University since
2021 Visiting Professor; Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
71 RICs consisting of 101 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 99 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
69 RICs consisting of 99 Portfolios The Boeing Company
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 99 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 101 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Karen P. Robards
1950
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
69 RICs consisting of 99 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 262 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 264 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report To Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Trustee of the Trust.
Effective May 31, 2022, Karen P. Robards retired as a Trustee of the Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Trustees of the Trust.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report To Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MAS-4/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores

Catherine A. Lynch
Karen P. Robards

The registrant’s board of trustees has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$31,212	$30,906	$0	$0	$16,400	$15,600	$423	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
              (e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$16,823	$15,600

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable

               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series II

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series II

Date: June 28, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: June 28, 2022